Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

August 31, 2019

EPI-QTLY-1019
1.805771.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	119,136	$4,201
Verizon Communications, Inc.	798,590	46,446
		50,647
Entertainment - 1.9%
Cinemark Holdings, Inc.	379,300	14,474
The Walt Disney Co.	111,000	15,236
		29,710
Media - 5.6%
Comcast Corp. Class A	974,200	43,118
Informa PLC	880,772	9,324
Interpublic Group of Companies, Inc.	719,400	14,302
Omnicom Group, Inc.	257,700	19,601
		86,345

TOTAL COMMUNICATION SERVICES		166,702

CONSUMER DISCRETIONARY - 3.9%
Automobiles - 0.3%
Subaru Corp.	173,600	4,651
Hotels, Restaurants & Leisure - 1.5%
Six Flags Entertainment Corp.	181,900	10,763
Wyndham Destinations, Inc.	266,800	11,830
		22,593
Household Durables - 0.6%
Whirlpool Corp.	67,400	9,375
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	52,800	1,380
Multiline Retail - 0.3%
Nordstrom, Inc.(e)	179,300	5,194
Textiles, Apparel & Luxury Goods - 1.1%
Rattler Midstream LP	129,600	2,373
Tapestry, Inc.	726,100	14,994
		17,367

TOTAL CONSUMER DISCRETIONARY		60,560

CONSUMER STAPLES - 8.2%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	184,905	9,497
Food & Staples Retailing - 1.4%
Kroger Co.	706,500	16,730
Sysco Corp.	74,200	5,515
		22,245
Food Products - 1.8%
General Mills, Inc.	213,340	11,478
The J.M. Smucker Co.	157,600	16,573
		28,051
Household Products - 0.7%
Reckitt Benckiser Group PLC	132,400	10,347
Personal Products - 0.5%
Unilever NV (NY Reg.)	128,500	7,979
Tobacco - 3.2%
Altria Group, Inc.	197,800	8,652
British American Tobacco PLC sponsored ADR	913,801	32,074
Imperial Tobacco Group PLC	319,598	8,262
		48,988

TOTAL CONSUMER STAPLES		127,107

ENERGY - 10.0%
Oil, Gas & Consumable Fuels - 10.0%
BP PLC sponsored ADR	542,000	20,027
Chevron Corp.	481,569	56,691
Enterprise Products Partners LP	624,800	17,813
Exxon Mobil Corp.	177,200	12,135
Noble Midstream Partners LP	51,800	1,260
Suncor Energy, Inc.	181,900	5,320
Targa Resources Corp.	94,200	3,403
The Williams Companies, Inc.	1,004,550	23,707
Valero Energy Corp.	169,700	12,775
Viper Energy Partners LP	87,700	2,541
		155,672
FINANCIALS - 20.8%
Banks - 10.3%
Bank of America Corp.	1,149,800	31,631
Bank OZK	337,800	8,715
BB&T Corp.	415,100	19,780
First Hawaiian, Inc.	255,600	6,569
Huntington Bancshares, Inc.	1,219,600	16,160
JPMorgan Chase & Co.	33,657	3,698
PNC Financial Services Group, Inc.	178,300	22,988
Wells Fargo & Co.	1,090,350	50,778
		160,319
Capital Markets - 4.7%
Apollo Global Management LLC Class A	556,900	21,012
Goldman Sachs Group, Inc.	42,500	8,666
Lazard Ltd. Class A	345,700	11,871
Northern Trust Corp.	153,900	13,532
Raymond James Financial, Inc.	102,600	8,055
State Street Corp.	184,999	9,492
		72,628
Consumer Finance - 1.9%
Capital One Financial Corp.	234,600	20,321
Synchrony Financial	296,300	9,496
		29,817
Insurance - 3.0%
Chubb Ltd.	154,984	24,221
Principal Financial Group, Inc.	148,800	7,919
The Travelers Companies, Inc.	95,400	14,020
		46,160
Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.	397,200	5,906
Starwood Property Trust, Inc.	351,200	8,229
		14,135

TOTAL FINANCIALS		323,059

HEALTH CARE - 16.1%
Biotechnology - 2.6%
AbbVie, Inc.	320,600	21,076
Amgen, Inc.	90,349	18,849
		39,925
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	45,600	11,579
Health Care Providers & Services - 6.1%
AmerisourceBergen Corp.	96,500	7,939
Anthem, Inc.	33,800	8,839
CVS Health Corp.	315,036	19,192
McKesson Corp.	101,100	13,979
Quest Diagnostics, Inc.	93,200	9,541
UnitedHealth Group, Inc.	149,600	35,006
		94,496
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	756,500	36,365
GlaxoSmithKline PLC	389,100	8,109
Johnson & Johnson	169,318	21,734
Roche Holding AG (participation certificate)	59,750	16,327
Sanofi SA sponsored ADR	481,000	20,659
		103,194

TOTAL HEALTH CARE		249,194

INDUSTRIALS - 9.4%
Aerospace & Defense - 5.4%
General Dynamics Corp.	229,100	43,820
United Technologies Corp.	307,907	40,102
		83,922
Electrical Equipment - 0.5%
Regal Beloit Corp.	106,600	7,558
Industrial Conglomerates - 1.1%
General Electric Co.	1,966,054	16,220
Machinery - 1.1%
Allison Transmission Holdings, Inc.	98,000	4,354
Stanley Black & Decker, Inc.	89,900	11,944
		16,298
Professional Services - 0.7%
Intertrust NV (f)	537,600	11,149
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	101,500	3,949
MSC Industrial Direct Co., Inc. Class A	88,500	5,984
		9,933

TOTAL INDUSTRIALS		145,080

INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.1%
Cisco Systems, Inc.	47,753	2,235
IT Services - 4.5%
Amdocs Ltd.	438,700	28,401
Capgemini SA	161,000	19,314
Cognizant Technology Solutions Corp. Class A	126,700	7,778
DXC Technology Co.	214,900	7,139
Sabre Corp.	292,100	6,905
		69,537
Semiconductors & Semiconductor Equipment - 0.4%
Qualcomm, Inc.	73,789	5,739
Software - 1.0%
Citrix Systems, Inc.	66,200	6,155
Microsoft Corp.	62,538	8,621
		14,776
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	8,600	1,795

TOTAL INFORMATION TECHNOLOGY		94,082

MATERIALS - 2.8%
Chemicals - 1.3%
DowDuPont, Inc.	178,866	12,150
Westlake Chemical Corp.	131,200	7,687
		19,837
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	931,900	12,870
WestRock Co.	305,700	10,449
		23,319

TOTAL MATERIALS		43,156

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Brandywine Realty Trust (SBI)	749,600	10,757
Corporate Office Properties Trust (SBI)	285,100	8,237
Potlatch Corp.	305,700	11,763
Ryman Hospitality Properties, Inc.	47,300	3,768
SL Green Realty Corp.	147,300	11,816
		46,341
UTILITIES - 6.7%
Electric Utilities - 4.5%
Duke Energy Corp.	284,200	26,357
Exelon Corp.	623,500	29,467
PPL Corp.	464,000	13,711
		69,535
Independent Power and Renewable Electricity Producers - 0.6%
NRG Yield, Inc. Class C	490,400	8,680
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	926,300	25,649

TOTAL UTILITIES		103,864

TOTAL COMMON STOCKS
(Cost $1,461,198)		1,514,817

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(g)	4,524,529	380
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(g)	3,910,233	2,542
TOTAL OTHER
(Cost $5,870)		2,922

Money Market Funds - 2.1%
Fidelity Cash Central Fund 2.13% (h)	28,186,424	28,192
Fidelity Securities Lending Cash Central Fund 2.13% (h)	3,998,000	3,998
TOTAL MONEY MARKET FUNDS
(Cost $32,190)		32,190
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,499,258)		1,549,929
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,632)
NET ASSETS - 100%		$1,548,297

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,302,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,149,000 or 0.7% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,961
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$3,909

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$312
Fidelity Securities Lending Cash Central Fund	5
Total	$317

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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